Stock-Based Compensation (Details 4) (USD $)	12 Months Ended
Dec. 31, 2011
Company's performance unit awards based on expected performance
Balance at January 1, 2011, Number of Shares, Beginning Balance	1,733,700
Balance at January 1, 2011, Weighted Average Grant Date Fair Value, Beginning Balance	$ 85.41
Granted, Number of Shares	688,000
Granted, Weighted Average Grant Date Fair Value	$ 80.17
Vested, Number of Shares	(444,400)
Vested, Weighted Average Grant Date Fair Value	$ 98.01
Forfeited, Number of Shares	(153,000)
Forfeited, Weighted Average Grant Date Fair Value	$ 80.86
Balance at December 31, 2011, Number of Shares, Ending Balance	1,824,300
Balance at December 31, 2011, Weighted Average Grant Date Fair Value, Ending Balance	$ 80.74
TSR [Member]
Company's performance unit awards based on expected performance
Balance at January 1, 2011, Number of Shares, Beginning Balance	7,800
Balance at January 1, 2011, Weighted Average Grant Date Fair Value, Beginning Balance	$ 117.13
Granted, Number of Shares	40,900
Granted, Weighted Average Grant Date Fair Value	$ 110.82
Increase due to expected performance, Number of Units	11,900
Increase due to expected performance, Weighted Average Grant Date Fair Value	$ 108.51
Forfeited, Number of Shares	(100)
Forfeited, Weighted Average Grant Date Fair Value	$ 114.77
Balance at December 31, 2011, Number of Shares, Ending Balance	60,500
Balance at December 31, 2011, Weighted Average Grant Date Fair Value, Ending Balance	$ 111.19
EPS [Member]
Company's performance unit awards based on expected performance
Balance at January 1, 2011, Number of Shares, Beginning Balance	88,100
Balance at January 1, 2011, Weighted Average Grant Date Fair Value, Beginning Balance	$ 80.24
Granted, Number of Shares	40,900
Granted, Weighted Average Grant Date Fair Value	$ 80.17
Increase due to expected performance, Number of Units	8,800
Increase due to expected performance, Weighted Average Grant Date Fair Value	$ 56.51
Vested, Number of Shares	(69,300)
Vested, Weighted Average Grant Date Fair Value	$ 73.61
Forfeited, Number of Shares	(2,100)
Forfeited, Weighted Average Grant Date Fair Value	$ 77.40
Balance at December 31, 2011, Number of Shares, Ending Balance	66,400
Balance at December 31, 2011, Weighted Average Grant Date Fair Value, Ending Balance	$ 84.07